Capital structure and financing, Fair Value of Warrants Strengthened (Details) - Warrants [Member] - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair value of warrants [Abstract]
Threshold percentage of increase (decrease) in fair value of warrants	5.00%
5% Strengthened [Member]
Fair value of warrants [Abstract]
Impact on loss before tax	$ (27)	$ 0
Impact on equity	27	0
5% Weakened [Member]
Fair value of warrants [Abstract]
Impact on loss before tax	27	0
Impact on equity	$ (27)	$ 0